Weighted-Average Assumptions used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.50%		1.90%		2.10%
Expected return on plan assets	3.00%		3.00%		3.00%
Rate of compensation increase		[1]		[1]		[1]
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.10%		4.70%		5.20%
Expected return on plan assets	5.80%		6.10%		6.50%
Rate of compensation increase	3.10%		3.50%		3.50%

[1]	Substantially all of Sony's Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.